Supplement dated January 31, 2024
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Multi-Manager Value Strategies Fund	10/1/2023
Effective immediately, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The portfolio manager information for Columbia Management Investment Advisers, LLC (CMIA) under the heading “Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Columbia Management Investment Advisers, LLC
Portfolio Management	Title	Role with Fund	Managed Fund Since
Michael Barclay, CFA	Senior Portfolio Manager	Lead Portfolio Manager	2016
Tara Gately, CFA	Senior Portfolio Manager	Portfolio Manager	2021
Andrew Wright, CFA	Portfolio Manager	Portfolio Manager	January 2024
The rest of the section remains the same.
The information about the portfolio managers for CMIA under the heading “Primary Service Provider Contracts - Portfolio Managers” in the “More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Columbia Management Investment Advisers, LLC
Portfolio Management	Title	Role with Fund	Managed Fund Since
Michael Barclay, CFA	Senior Portfolio Manager	Lead Portfolio Manager	2016
Tara Gately, CFA	Senior Portfolio Manager	Portfolio Manager	2021
Andrew Wright, CFA	Portfolio Manager	Portfolio Manager	January 2024
Mr. Barclay joined one of the Columbia Management legacy firms or acquired business lines in 2006. Mr. Barclay began his investment career in 1991 and earned a B.A. and an M.P.A. from Cornell University.
Ms. Gately joined the Investment Manager in 2018 as an equity research analyst. Prior to joining the Investment Manager, Ms. Gately was an equity research analyst at Loomis, Sayles & Company, L.P. (Loomis Sayles) since 1998. Ms. Gately began her investment career in 1993 and earned a B.A. in Economics from Harvard College and an M.B.A. from the Wharton School of Business.
Mr. Wright joined the Investment Manager in 2023. Prior to joining the Investment Manager, he was a senior research analyst at Portolan Capital Management, LLC. Mr. Wright began his investment career in 2008 and earned a B.B.A. in finance and management from Villanova University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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